Trade payables, short-term contract liabilities and other current liabilities	12 Months Ended
Dec. 31, 2023
Trade payables, short-term contract liabilities and other current liabilities
Trade payables and short-term contract liabilities

Note 17. Trade payables and short-term contract liabilities

	As of December 31,
(in thousands of euros)	2021	2022	2023
Trade payables	14,602	19,359	37,679
Short-term contract liabilities	—	6	6
Trade payables and other current liabilities	14,602	19,364	37,685

No calculations have been made to discount trade payables and other current liabilities to present value as payment is due within one year of the end of the reporting period.

Trade payables include €12.9 million, €11.2 million and €6.8 million of accrued expenses as of December 31, 2023, 2022 and 2021.

17.1. Trade payables

Trade payables break down as follows:

	As of December 31,
(in thousands of euros)	2021	2022	2023
Due in 30 days	14,445	19,156	24,995
Due in 30-60 days	158	201	12,684
Due in more than 60 days	—	2	—
Trade payable	14,602	19,359	37,679

As of December 31, 2023, trade payables are composed of accrued liabilities for €12.9 million of which €11.3 million relate to scientific projects.

As of December 31, 2023, trade payables increased by €18.3 million compared to December 31, 2022. The variation in trade payables is mainly related to the increase in research and development expenses in connection with the NATiV3 Phase III trial evaluating lanifibranor in NASH.